Related Party Balances and Transactions - Schedule of Related Party Transactions and Balances (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Agency income received by Neo-Concept UK from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 1,248,117	$ 158,998	$ 2,361,596	$ 1,170,664	$ 150,709	$ 2,662,034
Purchase of apparel products from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	5,385,166	686,017	3,504,012	7,915,189	1,018,987	34,213,521
Rental expense paid to NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 360,000	$ 45,860	$ 360,000	$ 720,000	$ 92,692	$ 720,000